Property, Plant and Equipment Assets Held for Sale (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 31, 2013 rig	Jun. 30, 2013 rig
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets to be Disposed of	$ 1.9
Number of Rigs Reclassified from Held-for-sale to Assets Held for Use and Inventory	2	3
Depreciation Expense on Reclassified Assets		0.7
Number of Rigs Expected to be Sold During Period	3
Impairments and other charges	(1.9)
International Drilling [Member]
Property, Plant and Equipment [Line Items]
Impairments and other charges	$ (0.6)